Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-15697
Entity Registrant Name	ELITE PHARMACEUTICALS INC /NV/
Entity Central Index Key	0001053369
Entity Tax Identification Number	22-3542636
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	165 Ludlow Avenue
Entity Address, City or Town	Northvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07647
City Area Code	(201)
Local Phone Number	750-2646
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ELTP
Entity Emerging Growth Company	false